Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.
FAIR VALUE MEASUREMENTS

The following summarizes the Company’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2022 and 2023:

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in thousands)
Short-term investments:
Time deposits	4,586,774	—	4,586,774	—
Wealth management products	50,000	—	50,000	—
Total	4,636,774	—	4,636,774	—

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in thousands)
Short-term investments:
Time deposits	3,919,977	—	3,919,977	—
Wealth management products	180,000	—	180,000	—
Total	4,099,977	—	4,099,977	—

The Company does not have any significant non-recurring fair value measurements for the periods presented.